SECURITIES ACT FILE NO. 33-12213
                                        INVESTMENT COMPANY ACT FILE NO. 811-5037
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                        Pre-Effective Amendment No.                       [ ]

                         Post Effective Amendment No. 43                  [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                                 Amendment No. 44                         [X]

                        (Check appropriate box or boxes)
                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                              479 West 22nd Street
                               New York, NY 10011

               Registrant's Telephone Number, including Area Code:
                                 (212) 633-9700

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                              479 West 22nd Street
                               New York, NY 10011

                     (Name and Address of Agent for Service)

                                    Copy to:

                               Julie Allecta, Esq.
                        Paul, Hastings, Janofsky & Walker
                              345 California Street
                             San Francisco, CA 94104
                            ------------------------
It is proposed that this filing will become effective  (check  appropriate box)

     [X] Immediately upon filing pursuant to paragraph (b)
     [ ] On             pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] On             pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] On             pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                           (as required by Rule 495)

N-1A Item No.                                       Location

Part A

Item 1.  Cover Page...........................      Cover Page
Item 2.  Synopsis.............................      Expense
                                                    Table

Item 3.  Financial Highlights.................      Financial
                                                    Highlights

Item 4.  General Description of Registrant....      Objective and
                                                    Investment
                                                    Approach of the
                                                    Fund

Item 5.  Management of the Fund...............      Management
                                                    of the Fund

Item 5A  Management's Discussion of Fund            See Annual
         Performance                                Reports to
                                                    Shareholders

Item 6.  Capital Stock and Other Securities. . .    Distributions
                                                    and Taxes;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 7.  Purchase of Securities Being Offered . .   How to Invest
                                                    in the Fund;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 8.  Redemption or Repurchase. . . . . . . .    How to Redeem
                                                    an Investment
                                                    in the Fund

Item 9.  Pending Legal Proceedings . . . . . . .    N/A


Part B

Item 10. Cover Page .............................   Cover Page

Item 11. Table of Contents.......................   Table of
                                                    Contents

Item 12. General Information and History . . . .    The Trust;
                                                    General
                                                    Information

Item 13  Investment Objectives and Policies ....    Investment
                                                    Objective and
                                                    Policies;
                                                    Investment
                                                    Restrictions

Item 14. Management of the Fund...................  Trustees and
                                                    Executive Officers

Item 15. Control Persons and Principal Holders
         of Securities............................  General Information

Item 16. Investment Advisory and Other Services.... The Fund's Investment
                                                    Advisor; the Fund's
                                                    Administrator; General
                                                    Information

Item 17. Brokerage Allocation...................... Execution of
                                                    Portfolio
                                                    Transactions


Item 18. Capital Stock and Other Securities........ General
                                                    Information

Item 19. Purchase, Redemption and Pricing of
         Shares Being Offered..............         Additional
                                                    Purchase &
                                                    Redemption
                                                    Information

Item 20. Tax Status..............................   Distributions
                                                    & Tax Infor-
                                                    mation

Item 21. Underwriters............................   The Fund's
                                                    Distributor

Item 22. Performance Information..................  Performance
                                                    Information

Item 23. Financial Statements....................   N/A


Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                        PACIFIC GEMINI PARTNERS, L.L.C.

                             PGP Korea Growth Fund
                              PGP Asia Growth Fund
                        633 W. Fifth Street, Suite 3600
                             Los Angeles, CA 90071


The PGP Korea Growth Fund & PGP Asia Growth Fund (the "Funds") are mutual funds with the investment objective of seeking long-term growth of capital. The Funds seek to achieve their objective by investing their assets in the securities of Korean issuers (Korea Growth Fund) and Asian issuers (Asia Growth Fund) as defined in this prospectus. Under normal circumstances, at least 65% of their assets will be invested in securities of Korean/Asian issuers respectively. To the extent permitted by laws and regulations of Korean and Asian nations, the Funds may also invest in debt securities and other types of investments if Pacific Gemini Partners, L.L.C. ("Pacific Gemini" or the "Advisor") believes they would help achieve the Funds' objectives.

There can be no assurance that the Funds will achieve their investment objective. Each Fund is an investment company designed for long-term investors and not as a trading vehicle. The Funds do not present a complete investment program nor are they suitable for all investors. An investment in either of the Funds is subject to special risk factors, related primarily to the Funds' investment in Korean and Asian issuers and in other emerging markets. These markets and the Funds are subject to greater potential volatility and other risks than in the more developed market of the U.S. and in funds that invest in more geographically diverse emerging markets. The Korean economy is currently experiencing an economic and currency crisis which has had a substantial adverse effect on its securities markets. There can be no assurance as to whether or when the Korean economic and market conditions will improve. Such factors should be reviewed carefully by potential investors. See "Appendix-Korean Risk Factors."

This Prospectus sets forth basic information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated February 9, 1998 as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to each Fund at the address given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated February 9, 1998


TABLE OF CONTENTS

Expense Table                                      2
Philosophy, Objective and Investment
     Approach of the Funds                         3
Risk Factors                                       7
Management and Administration                      9
Distribution Plan                                 11
How to Invest in the Funds                        11
How to Redeem an Investment in the Funds          13
Services Available to the Funds' Shareholders     15
How the Funds' Per Share Value is Determined      15
Distributions and Taxes                           16
General Information                               16
Appendix: Korean Risk Factors                     17

EXPENSE TABLE

Expenses are one of several factors to consider when investing in the Funds. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Funds. Actual expenses may be more or less than those shown. Shares will be redeemed at net asset value per share.

Shareholder Transaction Expenses        Korea           Asia
                                        Growth Fund  Growth Fund

Maximum Sales Load Imposed on
     Purchases                          2.50%          2.50%

Maximum Sales Load Imposed on
     Reinvested Dividends               None           None

Deferred Sales Load                     None           None


Redemption Fees                         2.00%          2.00%

Annual Fund Operating Expenses
 (As a percentage of average net assets)

Advisory Fees                           1.25%          1.25%

12b-1 Expenses                          0.65%          0.65%

Other Expenses
     (after advisor reduction)          0.90%*         0.90%*

Total Fund Operating Expenses
     (after advisor reduction)          2.80%*         2.80%*

*The Advisor has undertaken to reduce its fees or make payments of fund expenses to assure that each Fund's ratio of operating expenses to average net assets will not exceed 2.80% of average net assets annually. Without the Advisor's undertaking, it is estimated that "Other Expenses" in the above table would be 1.40% and "Total Operating Expenses" would be 3.30%. If the Advisor does waive fees or pay Funds' expenses, the Funds may reimburse the Advisor within the following three years. See "Management of the Funds." Each Fund has adopted a Distribution Plan under which it will pay the Advisor a fee at an annual rate of up to 0.65% of the Funds' net assets for distribution expenses and services. Over an extended period of time, a long-term shareholder may pay more, directly and indirectly, in sales charges and such fees than the maximum sales charge permitted under the rules of the National Association of Securities Dealers Regulation, Inc. ("NASD"). This is recognized and permitted by the NASD.


Example

This table illustrates the net transaction and operating expenses that would be incurred for an investment in each Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

     1 year    3 years
     $28       $85

The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown. In addition, federal regulations require the Example to assume a 5% annual return, but a Fund's actual return may be higher or lower. See "Management of the Funds."

Each Fund is a non-diversified series of Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares of the Funds may be purchased at their net asset value per share plus the applicable sales charge. The minimum initial investment in each Fund is US $10,000 with subsequent investments of US $100 or more. Shares will be redeemed at net asset value per share.

Philosophy, Objective, and Investment Approach of the Funds

PGP Korea Growth Fund & PGP Asia Growth Fund (collectively, the "Funds", separately, "Korea Growth Fund" and "Asia Growth Fund", respectively).

Philosophy

At Pacific Gemini Partners, L.L.C., ("Pacific Gemini" or the "Advisor") we believe that investing in emerging markets, given their unique risks, requires a thorough understanding of the economic and political factors specific to the region and each country. As experts on Korea and Asia, our ability to seek out superior investment returns is based upon a combination of two factors. First, we believe that the investment process must start through the use of objective, measurable data used in a systematic way. Combined with this quantitative approach is our "insider's" knowledge of the markets, itself a combination of our personnel's long experience in the region and our strategic tie with Ssanyong Investment and Securities Co. (see Investment Approach). This is essential for the evaluation of subjective, qualitative factors. Through this differentiated and focused approach, we seek to unlock exceptional investment values supported by excellent growth prospects at advantageous prices due to the pricing inefficiency of securities in these markets.

Objective

The Funds' objectives are to seek long-term growth of capital. They invest primarily in securities of Korean companies in the Korea Growth Fund and Asian companies in the Asia Growth Fund. The objective is a fundamental policy of each Fund and may not be changed without shareholder approval. There is no assurance that the Funds' objectives will be achieved. With respect to Asian issuers, the Morgan Stanley Capital Asia Pacific ex-Japan Index is used as the benchmark for choosing the countries in which the Asia Fund will invest. This includes issuers from the following countries: Australia, China, Hong Kong, India, Indonesia,
Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan and Thailand. However, investments may be made in other markets in the Asia Pacific region which are not included in the index.

Investment Approach


With respect to the Asian Growth Fund, Pacific Gemini's research team applies three levels of evaluation in selecting investments. First the team applies active country asset allocation analysis. This includes an examination of macro-economic data, such as GDP growth and inflation, in anticipation of trends and in light of past performance. What emerges from this model are the countries which we believe to present the greatest opportunity. Particular "drivers" of individual markets are also studied such as, in Hong Kong, the state of the property market. To this is added a qualitative assessment, which includes a review of the political situation and any localized country themes that may affect timings of an investment. In addition, the team undertakes sectoral or industry evaluations. The starting point is the economic data used at the country level but also includes specific analysis of industries prospects and industrial themes across the Asia-Pacific region. Thirdly, the team conducts analysis at the individual stock level. Earnings and balance sheet data are examined so as to evaluate both growth (earnings growth and margin expansion, for example) and value (price to earnings, price to book) criteria. In addition, the team conducts qualitative research such as an assessment of the company management and the possibility of Government interference. This screening of countries and stocks provides a disciplined background against which undervalued situations can be found and fully valued countries and stock can be sold.

The Fund will be invested in a minimum of four countries in the Asia-Pacific region at all times and may substantially underweight or overweight certain Asian-Pacific markets depending on the Advisor's assessment of these markets. In deciding the allocation of these investments, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded and from which it derives the largest part of its revenues.


In the Korean market, Pacific Gemini takes a similar approach. The macro-economic picture is first studied to gain an overall picture of where the economy is heading and at what stage of the economic cycle it has reached. From this and from cross-referencing the rest of Asia, sectoral research is carried out. The team evaluates individual stocks within the favored industries through a comprehensive analysis of company fundamentals as well as growth prospects. Moreover, by utilizing its strategic tie with Ssangyong Investment & Securities Co., Ltd., a leading securities firm in Korea and the Advisor's co-owner, the Advisor believes that continuous access to locally available company information is provided and the ability to explore regulatory issues concerning a specific company is enhanced. Finally, through real-time coverage of the Korean market, the team executes a buy/sell transaction when intra-day timing conditions are optimal.

Although the Advisor intends to invest primarily in equity securities, it may invest up to 35% of each Fund's assets in Korean and Asian fixed income securities. Due to limited liquidity and relatively high transaction costs, the Funds will invest in Korea and Asian fixed income securities as permitted by applicable regulations in such countries primarily as a hedging vehicle against perceived negative stock market trends. Accordingly, the focus for such investments will be analysis of credit risks and yield, rather than an attempt to anticipate interest rate movements. As such fixed income markets develop further, however, the Advisor may consider more active investment in fixed income securities of issuers located in Korea and other Asian countries.

Investment Criteria

Pacific Gemini focuses on the following investment criteria in Korea and Asia:

1) Financial criteria (earnings, pre and after-tax, debt/equity ratio, cash flow and book value multiples, etc.)

2) Growth prospects (technology, future competitiveness, market share, etc.)

3) Turn-around situations (cyclicality, restructuring, niche-market, etc.) 4) Quality of management (shareholder value-driven, visionary, cost-conscious, etc.)

Other Investment Practices

Equity Securities

The funds emphasize investments in common stock. The Funds may also invest in other types of equity securities (such as preferred stocks or convertible securities) and equity derivative securities.


Depository Receipts Convertible Securities and Warrants

The Funds may invest in ADRs, EDRs and GDRs and convertible securities that the Manager regards as a form of equity security. The Funds may invest in warrants, including those not listed on a securities exchange.

Special Situations

The Advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, foreign government programs of selling interests in government-controlled or owned enterprises ("privatizations"), unlisted securities and similar vehicles ("special situations") could enhance the Funds' growth potential. The Funds may also invest in certain vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Funds to invest directly. Investments in special situations may be illiquid, as determined by the Advisor based on criteria reviewed by the Trustees. Neither Fund invests more than 15% of its net assets in illiquid investments, including any illiquid special situations.


Investment Companies

Consistent with the provisions of the Investment Company Act of 1940 (the "1940 Act"), the Funds may invest in the securities of other investment companies that invest in Korean/Asian securities. Absent special relief from the Securities and Exchange Commission (the "SEC"), each Fund may invest up to 10% of its assets in the aggregate in shares of other investment companies and up to 5% of its assets in any one investment company, as long as that investment does not represent more than 3% of the voting stock of the other investment company. As a shareholder in any investment company, each Fund will bear its ratable share of such company's expenses, including its advisory and administration fees.


Options and Futures

The Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies, and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with other institutional investors with respect to foreign currencies, interest rates, and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of their overall investment strategies. Each Fund segregates liquid assets to cover its obligations under options, futures contracts and swap agreements to avoid leveraging of the Fund.

The Fund may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities for the purpose of hedging against changes in the value of securities which a Fund owns or anticipates purchasing due to anticipated changes in interest rates. The Funds may also engage in currency exchange transactions by means of buying or selling foreign currency on a spot basis, entering into forward foreign currency exchange contracts, and buying and selling foreign currency options, futures and options on futures. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Funds' investment or anticipated investment in securities dominated in foreign currencies. A Fund will not enter into futures contracts or options thereon for non-hedging purposes if, immediately thereafter, the aggregate initial margin deposits on the Fund's futures positions and premiums paid for options thereon would exceed 5% of the liquidation value of the Fund's total assets.


Illiquid Securities

Neither Fund may invest nor hold more than 15% of its net assets in illiquid securities. Each Fund will treat any Korean securities that are subject to restrictions on repatriation for more than seven days as illiquid securities for purposes of this limitation. The Funds will also treat as illiquid for this purpose repurchase agreements with maturities in excess of seven days, securities subject to conversion and transfer restrictions, securities in which a Fund cannot receive the approximate amount at which it values such securities within seven days, securities of Korean companies that are not publicly traded and over-the-counter options and their underlying securities.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933 that have a readily available market are not deemed illiquid for purposes of this limitation. Investing in Rule 144A securities could result in increasing the level of a Fund's illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Adviser will monitor the liquidity of such securities subject to review by the Board of Trustees.

Short-term Investments
At times, the Funds may invest in short-term cash-equivalent securities either for temporary or defensive purposes when the market is significantly overvalued. These consist of high quality debt obligations maturing in one year or less from the date of purchase, such as securities issued by the U.S. Government, its agencies and instrumentalities, certificates of deposit, banker's acceptances and commercial paper. High quality means that the obligations have been rated at least A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investor's Service, Inc. (Moody's), that the issuer has an outstanding issue of debt securities rated at least AA by S&P or Aa by Moody's, or are of comparable quality in the opinion of the Advisor.

Repurchase Agreements
The Funds may enter into repurchase agreements in order to earn additional income on available cash, or as a defensive investment in which the purchaser (i.e., the Funds) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Funds engage will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Funds could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most creditworthy registered securities dealers with all such transactions governed by procedures adopted and regularly reviewed by the Trust's Board of Trustees. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Funds engage in repurchase transactions.

When-Issued Securities

The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally from 15 to 45 days after the transaction. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Funds' net asset value. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. There is a risk in these transactions that the value of the securities at settlement may be more or less than the agreed-upon price, or that the party with which a Fund enters into such transaction may not perform its commitment. When a Fund purchases securities on a when-issued basis, it segregates liquid assets with its Custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

Portfolio Turnover


The annual rate of portfolio turnover for each Fund is not expected to exceed 75%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Funds' objectives.


RISK FACTORS

Non-Diversification. Each Fund is a non-diversified investment company portfolio, which means that the Fund is required to comply only with the diversification requirements of the Internal Revenue Code (the "Code') (and in the case of the Korea Growth Fund, certain Korean regulatory requirements set forth below) so that each Fund will not be subject to U.S. taxes on its net investment income. These provisions, among others, require that at the end of each calendar quarter, (1) not more than 25% of the value of a Fund's total assets can be invested in the securities of a single issuer, and (2) with respect to 50% of the value of a Fund's total assets, no more than 5% of the value of its total assets can be invested in the securities of a single issuer and a Fund may not own more than 10% of the outstanding voting securities of a single issuer. Since each Fund, as a non-diversified investment company portfolio, could invest in a smaller number of individual issuers than a diversified investment company, the value of a Fund's investments could be more affected by any single adverse occurrence than would the value of the investments of a diversified investment company.


Risk Factors: the Korean Markets. The Korea Growth Fund's portfolio will be subject to economic, political and regulatory developments in Korea. Korea is currently experiencing a severe currency and economic crisis, and the value of Korean securities has dropped substantially in recent months. In connection with the intervention and economic assistance package on the part of the International Monetary Fund ("IMF"), the Korean economic system may be expected to undergo painful restructuring in the short-term, and there can be no assurance as to whether or when Korean economy will overcome the current crisis. See "Appendix--Korean Risk Factors." While the relatively greater investment in securities of particular companies permitted to the Korea Growth Fund as a non-diversified company is expected to increase risk, and could result in greater fluctuation in the Fund's net asset value than for a diversified company, it also reflects the composition of the Korean securities market, in that securities of relatively few companies account for a greater share of the total capitalization of such market and trading in those securities represents a greater share of the total trading market than is the case in the United States.


A Fund's investment in Korean issuers involves certain risk factors not typically associated with investing in most U.S. issuers. The securities market is substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Disclosure and regulatory standards are in many respects less stringent that U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

The limited size of the Korean securities market and limited trading volume in issues compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

Risk Factors: The Korean and Asian Markets
Further, there is a risk that an emergency situation may arise in the Korean or Asian market as a result of which prices for portfolio securities in such markets may not be readily available. Section 22(e) of the Investment Company Act of 1940 (the "1940 Act") permits registered investment companies such as the Funds to suspend redemption of its shares for any period during which an emergency, as determined by the SEC, exists. Accordingly, if the Funds believe that appropriate circumstances exist, they will promptly apply to the SEC for a determination that an emergency, within the meaning of Section 22(e) of the 1940 Act, is present. During the period commencing from the Fund's identification of such conditions until the date of SEC action, the Fund's portfolio securities in the affected markets will be valued at fair value in good faith by or under the direction of the Board of Trustees.


Because the Funds invest in securities denominated in Korean Won, changes in the value of the Korean Won against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a Fund's assets denominated in Korean Won. Such changes also will affect that Fund's income.

The economy of Korea may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Companies in Korea are subject to accounting, auditing, and financial standards and requirements that differ from those applicable to U.S. companies. There is substantially less publicly available information about Korean companies and the Korean government that there is about U.S. companies and the U.S. Government. See "Appendix--Korean Risk Factors."


Since foreign securities are normally denominated and traded in foreign currencies, the value of fund assets may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting standards comparable to those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries may be limited. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

Prior Government approval for foreign investments may be required under certain circumstances in some foreign countries, and the extent of foreign investment in foreign companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require government registration and approval in some foreign countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental approval for such repatriation.

The risks described above are typically greater in less developed nations, sometimes referred to as "emerging markets." For instance, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation may adversely affect the economies and securities markets of such countries. In addition, the small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in such countries less liquid and more volatile than investments in more developed countries. Investments in emerging markets are regarded as speculative, and in non-geographically diverse emerging markets as especially speculative.

The Funds have adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Funds' investment objectives, certain of these restrictions are fundamental and may be changed only by a majority vote of a Fund's outstanding shares.

MANAGEMENT AND ADMINISTRATION

Investment Advisor

Pacific Gemini Partners, L.L.C. (the "Advisor" or "Pacific Gemini") has been appointed to act as investment advisor to the Funds pursuant to the Investment Advisory Agreement. The Investment Advisor, on a fully discretionary and on-going basis, will be responsible for the investment management of the Funds' portfolio.

Overview


Pacific Gemini is a financial services firm specializing in global asset management services. The firm was founded in 1995 as a joint venture between Ssangyong Investment & Securities Co., Ltd. ("SISC") and White Tiger Capital, Inc.("WTC") As of February 1, 1998, Pacific Gemini managed over US$55 million in assets.

Ssangyong Investment & Securities Co., Ltd. is one of the leading securities firms in Korea with approximately US$1 billion in assets and is a major international broker of Korean equity transactions.


White Tiger Capital, Inc. is a collection of investment management professionals that comprise the team at Pacific Gemini Partners. Over 90% of the common stock of White Tiger Capital, Inc. is owned by Pacific Gemini employees.

Management of the Funds

The Fund's investments are to be managed by the portfolio management team at Pacific Gemini. In its role as investment adviser, Pacific Gemini is responsible for the continuing management of the affairs of the Funds, including the investment of the assets of the Funds on a discretionary basis. Information gathered during the initial investment screening process will serve as the basis for closely tracking the performance of each security. The Funds' Advisor will continuously gather additional information and perform fundamental sector and individual company analysis to support its monitoring efforts. Pacific Gemini became a registered investment advisor with the United States Securities and Exchange Commission in August of 1995. Pacific Gemini has not previously managed a registered investment company.

Pacific Gemini Team

Stewart M. Kim, Managing Partner

Mr. Kim is responsible for the overall strategy and management of Pacific Gemini with a day-to-day focus on administration, marketing and the evaluation of acquisition opportunities. He is also the head of the Company's Investment Policy Committee. Mr. Kim spent six years in the Mergers & Acquisitions Department at Merrill Lynch & Co. before establishing White Tiger Capital, Inc. and Pacific Gemini Partners, L.L.C. in 1995. While at Merrill Lynch, Mr. Kim worked on a variety of high yield financings, restructurings, divestitures and acquisitions. As a Vice President in the 72-employee Mergers & Acquisitions Group, Mr. Kim had formal management responsibility for project assignments, performance reviews, and recruiting. Prior to joining Merrill Lynch, Mr. Kim graduated from Dartmouth College and received his MBA from the Wharton School.

Hugh W.E. Ferrand, Portfolio Manager


Mr. Ferrand is the Senior Portfolio Manager at Pacific Gemini and oversees the investment management policies and procedures at the firm. He also manages the investment team consisting of the Korea portfolio manager and research analysts and sits on the Investment Policy Committee. Before joining Pacific Gemini, Mr. Ferrand was a senior manager on the international portfolio team at Blairlogie Capital Management from June 1993 to June 1996. His primary country responsibilities were Hong Kong, Taiwan, China, Australia, New Zealand, India, Pakistan, and Sri Lanka. Mr. Ferrand had secondary oversight for Singapore, Malaysia, Thailand, Indonesia, Philippines and all of Latin America. Mr. Ferrand attended and graduated from Oxford University in 1981.


Young Kim, Vice President/Portfolio Manager


Mr. Kim manages the daily activities of Pacific Gemini's Korean portfolios of $90 million. He is also a member of the Company's Investment Policy Committee. Prior to coming to Pacific Gemini's Los Angeles office, Mr. Kim assumed various responsibilities at Ssangyong Investment & Securities Co. Starting his career as an electronics analyst in Ssangyong's Research Department, he has forecasted corporate earnings and analyzed industry performance since 1987. While at Ssangyong, Mr. Kim also worked in Corporate Finance, leading the marketing teams on two major equity-linked financings for Sunkyong Industries and Jinro Group in 1992 and 1991 respectively. Before joining Ssangyong, he worked at Samsung Aerospace Industries on its new business project team. Mr. Kim attended Seoul National University for his BA in economics, and received his MBA from Yonsei University.


Sokho Jung, Associate

Mr. Jung is primarily responsible for extensive company research and portfolio analysis. He is also responsible for compliance issues involving Pacific Gemini's off-shore funds as well as the US mutual funds. Mr. Jung previously worked at Bankers Trust International PLC in Seoul, structuring financing vehicles for domestic institutions and orchestrating catapulation of foreign capital investment funds into Korea. He attended the Seoul National University for his BA in economics, and the Stern School of New York University for his MBA.

Michelle S. Lee, Associate

Ms. Lee is involved in company research and data analysis for Pacific Gemini's portfolios. She also administers and tracks Pacific Gemini's other funds. Ms. Lee on a daily basis communicates with the funds' custodians and administrators in order to control cash movements and to resolve any trade settlement related issues. She graduated from the University of California at Berkeley with a BA in Sociology.

Martin S.C. Lee, Analyst

Mr. Lee performs industry research and stock valuation analysis, and executes trades with a variety of Korean equity brokers. In conjunction with the Investment Policy Committee, he oversees Pacific Gemini's approach for investments in the U.S. securities market. Mr. Lee received his BA in economics from the University of Chicago.

Pacific Gemini provides the Funds with advice on buying and selling securities, manages the investments of the Funds, furnishes the Funds with office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation, each Fund pays the Adviser a monthly management fee (accrued daily) based upon the average daily net assets of that Fund at the rate of 1.25% annually.

Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, prepares reports and materials to be supplied to the trustees, monitors the activities of the Funds' custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:

                                        Fee rate (% of
Average net assets of the Funds    Average net assets)
Less than $15 million              $30,000
$15 to $50 million                 0.20%
$50 to $100 million                0.15%
$100 million to $150 million       0.10%
More than $150 million             0.05%


Each Fund is responsible for its own operating expenses. The Advisor has agreed to limit each Fund's operating expenses to assure that each Fund's ratio of operating expenses to average net assets will not exceed 2.80%. The Advisor also may waive fees or reimburse additional amounts to a Fund at any time in order to reduce the Fund's expenses. Reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement within the following three years by that Fund provided that the Fund is able to do so and remain in compliance with applicable expense limitations then in effect.


The Advisor considers a number of factors in determining which brokers or dealers to use for the Funds' portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Adviser may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Adviser may also consider the sale of Fund shares as a factor in selecting broker-dealers for a Fund's portfolio transactions.

DISTRIBUTION PLAN


Each Fund has adopted a distribution plan pursuant to Rule 12b-1. The Plan provides that each Fund will pay for distribution and related expenses at an annual rate of 0.65% of the Fund's average net assets to the Advisor as distribution coordinator. Activities covered by the Funds under the Plan include: preparation, printing and mailing of prospectuses; shareholder reports such as semiannual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Funds' shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to Fund shareholders; and such other expenses related to the distribution of the Fund's shares.

Plan payments will be reviewed by the Trustees. However, it is possible that at times the amount of the Advisor's compensation could exceed the Advisor's distribution expenses, resulting in a profit to the Advisor. If the Plan is terminated, the Fund will not be required to make payments for expenses incurred after the termination.


HOW TO INVEST IN THE FUNDS


The minimum initial investment in each Fund is US$10,000. Subsequent investments must be at least $100. First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Funds' shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans. Shares of each Fund are offered continuously for purchase at the public offering price next determined after a purchase order is received. The public offering price is effective for orders received by the Fund or investment dealers prior to the time of the next determination of the Fund's net asset value and, in the case of orders placed with dealers, transmitted properly to the Transfer Agent or other authorized agent of the Fund. Orders received after the time of the next determination of the applicable Fund's net asset value will be entered at the next calculated public offering price. The Advisor and the Distributor reserve the right to reject any order, to instruct the transfer agent to temporarily halt the acceptance of new orders, or to fair value price some or all of a Fund's portfolio if events occuring since the close of the Asian markets have rendered the market price stale.


The public offering price per share is equal to the net asset value per share plus a sales charge, which is reduced on purchases of $50,000 or more, as set forth in the table below. The reduced sales charges apply to quantity purchases made at one time by a"person," which means ( i) an individual, (ii) members of a family (i.e., an individual, spouse, children under age 21), or (iii) a trustee or fiduciary of a single trust estate or a single fiduciary account. In addition, purchases of shares made during a thirteen month period pursuant to a written Letter of Intent are eligible for a reduced sales charge. Reduced sales charges are also applicable to subsequent purchases by a "person," based on the aggregate of the amount being purchased and the value, at offering price, of shares owned at the time of investment.


                            Sales Charge          Portion of
                            as percent of         sales charge
                         offering  net asset      retained by
Amount of Purchase       price     value          dealers

Less than $50,000        2.50%     2.56%          2.00%
$50,000 but less
     than $250,000       2.00%     2.04%          1.60%
$200,000 but less
     than $350,000       1.50%     1.52%          1.20%
$500,000 but less
     than $1,500,000     1.00%     1.01%          0.80%
$1,500,000 but less
     than $3,000,000     0.75%     0.76%          0.60%
$3,000,000 or more       0.60%     0.60%          0.48%


Purchase Order Placed with Investment Dealers


Dealers who have a sales agreement with the Distributor may place orders for shares of the Funds on behalf of clients at the offering price next determined after receipt of the client's order by calling the Transfer Agent at (800) 841-0980. Shares are also available for purchase by financial intermediaries through brokers or dealers which have service or sales agreements with the Funds or the Distributor. The Distributor or its affiliates, at their expense may provide additional compensation to dealers in connection with sales of shares of the Funds. If the order is placed with the dealer by 4:00 p.m. New York City time and forwarded promptly to the Transfer Agent or other service agent, it will be confirmed at the applicable offering price on that date. The dealer is responsible for placing orders promptly and for forwarding payment promptly.


Investors may purchase shares of the Funds by sending an application form directly to the Funds, with payment made by either check or wire.

Purchases Sent To The Transfer Agent


By Check: For initial investments, an investor should complete the Funds' Account Application (included with this Prospectus). The completed application, together with a check payable to "PGP Korea Growth Fund," or "PGP Asia Growth Fund" and should be mailed to the Funds at P.O. Box 5354, Cincinnati, OH 45201-5354. For purchases by overnight mail, please contact the Transfer Agent at (800) 841-0980 for instructions. A stub is attached to the account statement sent to shareholders after each transaction. For subsequent investments the stub should be detached from the statement and, together with a check payable to "PGP Korea Growth Fund," or "PGP Asia Growth Fund" and mailed to the Fund in the envelope provided at the address indicated above. The investor's account number should be written on the check.

By Wire: For initial  investments,  before wiring funds, an investor should call
(800) 841-2858 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time, on a day when the NYSE is open for trading in order to receive an account number. It is necessary to notify the Funds prior to each wire purchase. Wires sent without notifying the Funds will result in a delay of the effective date of your purchase. The Funds' Transfer Agent will request the investor's name, address, taxpayer identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to: Star Bank, N.A. Cinti/Trust, ABA #0420-0001-3, for credit to PGP Korea Growth Fund , DDA #4838-99457 or PGP Asia Growth Fund, DDA #4838-49457 for further credit to [investor's name and account number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the funds are received by the Transfer Agent prior to the time that a Fund's net asset value is calculated, the funds will be invested on that day; otherwise they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.


It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

Purchase at Net Asset Value. Shares of the Funds may be purchased at net asset value by officers, trustees, directors and full time employees of the Trust, the Advisor, the Administrator, the Distributor and affiliates of such companies, by their family members, by persons and their family members who are direct investment advisory clients of the Advisor, by registered representatives and employees of firms which have sales agreements with the Distributor, by investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, by clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the client accounts are linked to the master account of such investment advisor, financial planner or other intermediaries on the books and records of the broker or agent, by retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts" and by such other persons who are determined to have acquired shares under circumstances not involving any sales expense to the Funds or Distributor. Investors who are entitled to make purchases at net asset value may nevertheless may be charged a fee if they effect transactions in fund shares through a broker or agent.

General. Payments of redemption proceeds will not be made with respect to any shares of a Fund purchased with an initial investment made by wire until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Funds and the Distributor reserve the right to reject any purchase order in whole or in part.

If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the NYSE (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the NYSE on the next business day.

Federal tax law requires that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

The Funds do not intend to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Funds and the Funds' Transfer Agent for the account of the shareholder.

HOW TO REDEEM AN INVESTMENT IN THE FUNDS


A shareholder has the right to have a Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the NYSE is open for trading, subject to a 2% redemption fee imposed on redemptions of shares within six months of purchase. These fees are paid to the Fund and are designed to reduce transaction costs and disruptive effects of short-term investment in the Funds. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

Direct  Redemption.  A written  request for  redemption  must be received by the
Funds' Transfer Agent in order to constitute a valid tender for redemption. Requests for redemption of fund shares should be mailed to the Funds at P.O. Box 5354, Cincinnati, OH 45201-5354. To protect the Funds and their shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Funds' Account Application may redeem shares on any business day the NYSE is open by calling the Funds' Transfer Agent at (800) 841-2858 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time. Redemption proceeds will be mailed to the address of record or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). By establishing telephone redemption privileges, a shareholder authorizes the Funds and the Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and send the proceeds to the address of record on the account or transfer the proceeds to the bank account designated in the Authorization. The Funds and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these procedures are followed, neither the Funds nor their agents will be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Funds may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.


Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

General. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after purchase, the Funds will not mail redemption proceeds until they have been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $5,000. If a Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of the account is less than $5,000 and will be allowed 30 days to make an additional investment to bring the value of the account to at least $5,000 before the Fund takes any action.

SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS

Retirement Plans. The Funds offer a prototype Individual Retirement Account ("IRA") plan and information is available from the Distributor or from your securities dealer with respect to other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan.

Automatic Investment Plan. For the convenience of shareholders, the Funds offer an automatic investment plan whereby a preauthorized amount is automatically drawn on the shareholder's personal checking account each month (but not less than $100). Upon receipt of the withdrawn funds, a Fund automatically invests the money in additional shares of the Fund at the current offering price. Applications for this service are available from the Distributor. There is no charge by the Fund for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next scheduled withdrawal.

Automatic Withdrawals. As another convenience, the Funds offer a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account in a Fund must have shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Funds at any time without charge or penalty.

A withdrawal under the Systematic Withdrawal Program is treated as a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amounts withdrawn exceed the dividends credited to the shareholder's account, the account ultimately may be depleted.

HOW THE FUND'S PER SHARE VALUE IS DETERMINED

The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange currently 4:00 p.m. Eastern time) on each day that Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.


Portfolio  securities  are valued using  current  market  values,  if available.
Securities for which market quotations are not readily available or for which market quotations are stale are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost as reflecting fair value.


Because both Funds' portfolio securities are listed primarily on the Korean and other Asian Stock Exchanges, which trade on days when the NYSE may be closed (such as a Saturday), the net asset values of the Funds may be significantly affected by such trading on days when shareholders have no access to the Funds.


With respect to Korean securities, currently the Korean government imposes significant restrictions and controls on foreign investors. As a result, the Funds may be limited in their investments or precluded from investing in certain Korean companies. This limitation may adversely affect the performance of the Funds. Under Korean Stock Exchange ("KSE") regulations, total foreign investment is currently limited to 55% of each class of a company's shares listed on the KSE and a single foreign investor may only purchase up to 50% of such shares. The 50% and 55% limitations are reduced to 1% and 25%, respectively, for certain government-designated public corporations with shares listed on the KSE. These limits are subject to change. As a result of these limitations, some of the securities trade among non-Korean residents at a premium over the market price. The Funds may effect transactions with other foreign investors off the KSE in the shares of companies that have reached the maximum aggregate foreign ownership limit through a securities company in Korea. These transactions typically occur at a premium over prices on the KSE. There can be no assurance that the Funds, when they purchase shares at a premium, will be able to realize such premium on the sale of shares, or that such premium will not be adversely affected by changes in regulations or otherwise. Accordingly, this premium will generally not be included in calculating the Funds' net asset value.

Current restrictions which govern the Korean stock market provide that on any given trading day, a security's price is permitted to move a maximum of 8% from the previous day's closing price. The Trustees will give consideration as to whether any such restriction on the price movement of a particular security affects the accuracy of such a security's valuation in determining a Fund's net asset value per share.


DISTRIBUTIONS AND TAXES

Dividends and Distributions. Any dividends from net investment income (which includes realized short term capital gains) are declared and paid at least annually, typically at the end of each Fund's fiscal year (August 31). Any undistributed long term net capital gains realized during the 12-month period ended each October 31, as well as any additional undistributed capital gains realized during the Fund's fiscal year, will also be distributed to shareholders on or about December 31 of each year.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of a Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that distributions be made in cash. Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Taxes. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as each fund continues to so qualify, and as long as each Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income tax or excise taxes based on net income. Distributions made by the Funds will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Funds' distributions.


Portions of each Fund's investment income may subject to foreign income taxes withheld at the source. If a Fund meets certain requirements, it may elect to "pass-through" to shareholders any such foreign taxes, which may enable shareholders to claim a foreign tax credit or a deduction with respect to their share thereof. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investing in the Funds.


          GENERAL INFORMATION

The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time classify shares and issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shareholder Rights. Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Fund upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information. From time to time, a Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent year and over the period from the Fund's inception of operations. A Fund may also advertise aggregate and average total return information over different periods of time. A Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income, and any applicable sales charges. Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of a Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.


Custodian and Transfer Agent; Shareholder Inquiries. Star Bank, N.A., 425 Walnut St., Cincinnati, OH 45202, serves as custodian of the Funds' assets. CountryWide Services, P. O. Box 5354, Cincinnati, OH 45201-5354 is the Funds' Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to the Transfer Agent at (800) 841-2858.


APPENDIX: KOREAN RISK FACTORS

Investing  in  securities  of  Korean  companies  and  of  the  government  (the
"Government") of the Republic of Korea (the "Republic" or "Korea") involves certain risks not typically associated with investing in securities of United States companies or the United States Government, in addition to those discussed under "Investment Objective, Policies and Risks."

Investment and Repatriation Restrictions.

Under current Korean Stock Exchange regulations, total foreign investment is limited to 55% of each class of a company's shares listed on the Korean Stock Exchange ("KSE") and a single foreign investor may purchase up to 50% of such shares. These limitations are subject to change. These limitations are reduced to 1% and 25%, respectively, for certain government-listed designated public corporations with shares listed on the KSE.

Transfer of funds from Korea to foreign countries and repatriation of foreign capital invested in Korea are subject to certain regulatory approvals pursuant to foreign exchange control laws and regulations. Generally, as long as the original investment was approved or allowed under the applicable laws and regulations of Korea, the conversion and remittance of cash or cash equivalents into U.S. dollars in relation to such investment will be freely allowed upon receipt of the appropriate payment approvals from the Bank of Korea or a designated Class A foreign exchange bank depending on the type of transaction.


Currency Fluctuations. The Korea Fund's assets will be invested primarily in Korean securities, the market value of which is determined in Won, and substantially all of its income will be received or realized in Korean Won. The Fund will be required, however, to compute its net asset value and income, and to distribute its income, in U.S. dollars. As a result, the Fund's net asset value and its distribution amounts will be subject to foreign exchange rate fluctuations relative to the Won.

The Korean Won was devalued against the U.S. dollar in the early 1980's to reach approximately Won 890 to the US dollar by the end of 1985. The Korean Won appreciated against the US dollar from 1986 to approximately 665 Won per US dollar by May 1989. Since then the Korean Won has slowly lost value against the US dollar until late October 1997 and suddenly plunged thereafter due to the foreign currency crisis which resulted in the International Monetary Fund intervention in December, 1997. The exchange rate stood at approximately 1606 Won per US dollar as of the date of this Prospectus.

The Fund expects to incur certain transaction costs in connection with its conversions between currencies and, in light of the history of the fluctuating currency values of the Korean Won relative to the dollar, it is impossible to predict what effect currency conversion costs may have on the operations of this Fund.

Potential Market Volatility. The Korean securities market is still relatively small in comparison to the Japanese, United States and other major securities markets. Because of its small size and low trading volume, the Korean securities market is subject to greater price volatility and less liquidity than is usual in the Japanese, United States or major European securities markets. Because of these liquidity limitations and the Fund's investment policies, it may be more difficult for the Fund to purchase and sell portfolio positions than would be the case in the United States. Accordingly, in periods of rising market prices, the Fund may be unable to participate fully in such price increases to the extent that it is unable to acquire desired portfolio positions quickly; conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause its net asset value to decline as the value of unsold positions is determined by references to lower prices.

Political and Economic Factors. The partition of Korea following World War II has created a political risk to the Republic. The Demilitarized Zone at the boundary between the Republic and North Korea established after the Korean War of 1950-53 is supervised by United Nations forces. The United States maintains a significant military force in the Republic. The situation remains a source of tension, although negotiations to resolve the political division of the Korean peninsula have been carried on intermittently for several years, and in recent years there have been several meetings between representatives of the Republic and of North Korea on political, economic and humanitarian issues.

Amid the economic crisis which began in the fall of 1997, Dae Joong Kim, a leader of an opposition party, was elected as president of Korea in December, 1997. Despite somewhat negative views about him prior to the election, he has so far stabilized the financial markets' reaction to the crisis even before his inauguration by assuring his commitment to the agreement with the IMF and by accelerating a timetable for structural reforms in the Korean economy.

Under the IMF bailout package and its conditions, the Korean economic system will undergo unprecedented changes. Starting from December, 1997, the Korean government has already begun to implement the measures suggested by the IMF such as increasing foreign investment ceiling for stocks, opening of Korean fixed income securities markets, and reforming the financial sector. Many observers believe that Korea will suffer from painful restructuring of its economy in the short term, but also believe that the Korean economy will eventually benefit from the restructuring in the long run, if it can overcome the current crisis.


Advisor
Pacific Gemini Partners, L.L.C.
633 West Fifth St., Suite 3600
Los Angeles, CA 90071


Distributor
First Fund Distributors, Inc.
4455 E. Camelback Rd., Ste. 261E
Phoenix, AZ 85018


Custodian
Star Bank, N.A.
425 Walnut St.
Cincinnati, Ohio 45202



Transfer and Dividend Disbursing Agent
CountryWide Fund Services
P.O. Box 5354
Cincinnati, OH 45201-5354
(800) 841-0980



Auditors
Ernst & Young
515 South Flower St.
Los Angeles, CA 90071


Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
345 California St.
San Francisco, CA 94104


Pacific Gemini Partners
Fund Group

PROSPECTUS


February 9, 1998

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 9, 1998

                          PGP KOREA EQUITY GROWTH FUND
                              PGP ASIA GROWTH FUND
                                    series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                         633 W. Fifth Street, Suite 3600
                              Los Angeles, CA 90071
                                 (213) 624-3355


This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectus of the PGP Korea Growth Fund and the PGP Asia Growth Fund (a "Fund" or the "Funds"). A copy of the prospectus of the Fund dated February 9, 1998 is available by calling the number listed above or (626) 852-1033.


                                TABLE OF CONTENTS
                                                                                   Reference to page
                                                                 Page               In Prospectus

The Trust                                                        B-1                       16
Investment Objective and Policies                                B-2                       3
Investment Restrictions                                          B-6                       8
Distributions and Tax Information                                B-8                       16
Management                                                       B-12                      8
The Fund's Investment Advisor                                    B-14                      8
The Fund's Administrator                                         B-15                      10
The Fund's Distributor                                           B-15                      11
Execution of Portfolio Transactions                              B-16                      10
Additional Purchase and Redemption Information                   B-17                      13
Determination of Share Price                                     B-18                      15
Performance Information                                          B-20                      17
General Information                                              B-21                      12

                                                    THE TRUST


             Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the PGP Korea Equity Growth Fund and PGP Asia Growth Fund series (the 'Funds"). Pacific Gemini Partners LLC (the 'Advisor') is the Fund's investment advisor.


                                        INVESTMENT OBJECTIVE AND POLICIES

             The Funds are mutual funds with the investment objective of seeking long-term growth of capital. The following discussion supplements the discussion of the Funds' investment objectives and policies as set forth in the Prospectus. There can be no assurance that the objectives of the Funds will be attained.

Depositary Receipts

             The Funds may invest securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ('EDRs'), Global Depositary Receipts ("GDRs") or other securities convertible into securities of Korean and other Asian issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. The Fund may also hold American Depository Shares ("ADSs") which are similar to ADRS. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. For purposes of the Funds' investment policies, the Funds' investments in ADRs, ADSs, EDRs, GDRs and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

Repurchase Agreements

             The Funds may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Funds will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of either Fund's total assets would be invested in illiquid securities including such repurchase agreements.

             For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

             Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

             The Funds may from time to time purchase securities on a 'when-issued' basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Funds' intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Funds will segregate liquid assets with the Custodian in which they will maintain cash and marketable securities equal in value to commitments for when-issued securities.

Forward Currency Contracts and Options on Currency

             A forward currency contract ("Forward Contract" or 'Contract") is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Funds may either accept or make delivery of the currency at the maturity of the Forward Contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Funds will utilize Forward Contracts only on a covered basis, which means that the Funds will segregate liquid assets in an amount not less than the contract price at all times while the contract is outstanding. The Funds will engage in forward currency transactions in anticipation of, or to protect against, fluctuations in exchange rates. The Funds may enter into Forward Contracts either with respect to specific transactions or with respect to the Funds' portfolio positions. For example, when a Fund anticipates making a purchase or sale of a security, it may enter into a Forward Contract to set the rate (either relative to the U.S. dollar, the Korean Won or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when the Advisor believes that the Won or other currency may decline compared to the U.S. dollar or another currency, a Fund may enter into a Forward Contract to sell the Won or other currency the Advisor expects to decline in an amount approximating the value of some or all of the Fund's portfolio securities denominated in that currency.

             Forward Contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Funds will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's Board of Trustees.


             The Funds may enter into Forward Contracts either with respect to specific transactions or with respect to the Funds' portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extreme difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, which may cause a Fund to sustain losses on these Contracts and transaction costs.

             At or before the maturity of a Forward Contract requiring a Fund to sell a currency, a Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second Contract entitling it to sell the same amount of the same currency on the maturity date of the first Contract. A Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution of the first Contract and the offsetting Contract.

             The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedge currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

             While Forward Contracts are not presently regulated by the U.S. Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate Forward Contracts. In that event, the Funds' ability to utilize Forward Contracts in the manner set forth above may be restricted.

             Illiquid Securities. A Fund may invest no more than 15% of its total assets in illiquid securities. Securities may be considered illiquid if, among other things, the Fund cannot reasonably expect to receive approximately the amount at which the Fund values such securities within seven days. See
"Investment Limitations' and "Additional Risk Factors" in the Prospectus. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expense than would the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

             With respect to liquidity determinations generally, the Board of Trustees has the ultimate responsibility for determining whether specific Securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Advisor. Factors encompassed in the evaluation of liquidity, include, but are not limited to: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Advisor will monitor the liquidity of securities in the Funds' portfolios and report periodically on such decisions to the Board of Trustees, consistent with the guidelines established for making liquidity determinations.

             Illiquid securities are more difficult to value accurately due to, among other things, the fact that such securities often trade infrequently or only in smaller amounts. In addition, certain major events affecting Korean or other markets of emerging Asian countries may cause all or a high proportion of a Fund's holdings to become illiquid. Such circumstances may make it impossible to determine net asset value per share which, in turn, would cause a Fund to suspend sales and redemptions of its shares until net asset value could be determined. In such a case, the Funds would apply to the SEC for a determination that an emergency, within the meaning of Section 22(e) of the 1940 Act, is present.



                                             INVESTMENT RESTRICTIONS

             The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

             1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

             2. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value; any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings and no additional investments may be made while any borrowings are in excess of 5% of total assets.

                  (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

           3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities, except that this restriction does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.

           4. Purchase or sell real estate, or commodities or commodity contracts, except that a Fund may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information.


           5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.


           6. Issue senior securities, as defined in the 1940 Act except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

           7. Invest in any issuer for purposes of exercising control or management.

             Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:

             8. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.


             9. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.


             If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing and illiquid securities, or as otherwise noted.

                                        DISTRIBUTIONS AND TAX INFORMATION
Distributions
             Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus, after the conclusion of the Funds' fiscal year (December 31). Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the one-year period ended October 31 of each year will also be distributed by December 31 of each year.

             Each distribution by the Funds is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Funds will issue to each shareholder a statement of the federal income tax status of all distributions made during the preceding calendar year.

Tax Information

             Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund expects to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Funds' policy is to distribute to their shareholders all of their investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

             Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry forward of a Fund.

             The Funds may write, purchase or sell certain option, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless a Fund is eligible to make and makes a special election, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless
the special election referred to in the previous sentence is made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain
"straddles", may affect the taxation of a Fund's transactions in option, futures, and foreign currency contracts. Under Section 1092 of the Code, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions.

             Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Funds. Under these rules, foreign exchange gain or loss realized with respect to foreign currency denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables, and foreing currency options and futures contracts (other than options, futures and foreign currency contracts governed by Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.

             Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. In view of the Funds' investment policies, it is unlikely that any dividends from domestic corporations will be part of the Funds' gross income and, accordingly, it is unlikely that any part of the distributions by the Funds may be eligible for the dividends-received deduction for corporate shareholders. The deduction, if any, may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

             Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

             A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains with respect to such shares during such six-month period. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered sha1l be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

             Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Funds reserve the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

             The Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

             The Fund will be subject to Korean income taxes, including certain withholding taxes. So long as more than 50% in value of the Fund's total assets at the close of any taxable year in which it is a regulated investment company consists of stocks or securities of non-U.S. corporations, the Fund may elect to treat any such foreign income, taxes paid by it during such year as paid by its shareholders. The Funds expect to qualify for this election annually. The Funds will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders and the amount to be treated by them as income from non-U.S. sources. If the Funds make the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes paid by the Funds and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize their deductions, a deduction for their shares of the foreign income taxes in computing their U.S. Federal income tax liability. (No deduction will be permitted in computing the alternative minimum tax imposed on corporations and individuals.) Shareholders that are exempt from tax under Section 501(a) of the Code, such as pension, plans, generally will derive no benefit from the Funds' election. However, such shareholders should not be disadvantaged because the amount of additional income they are deemed to receive generally will not be subject to U.S. Federal income tax.

             Generally, a credit for foreign taxes may not exceed the shareholder's U.S. federal income tax (determined without reward to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of distributions paid by the Funds from foreign source income, will be treated as foreign source income. The Funds' gains from the sale of securities will generally be treated as derived from U.S. sources, and certain currency fluctuation gains and losses, including fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from a Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of foreign income taxes paid by the Funds.

             The foregoing is only a general description of the treatment of foreign income taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

             The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

Passive Foreign Investment Companies

             The Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Funds will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock
(collectively "PFIC income"), plus interest thereon, even if the Funds distribute the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Funds' investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF") then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Fund; those amounts would be subject to the distribution requirements described above. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Korean Taxes

             As stated above, under current Korean law, payments to nonresidents of Korea (such as the Fund) by Korean corporations in respect of income are subject to Korean withholding tax and capital gains derived by nonresidents of Korea (such as the Fund) with respect to stock and securities of Korean corporations are subject to Korean withholding tax, unless exempted by relevant laws or tax treaties.

             The applicable withholding tax rate under the United States-Korea income tax treaty, as presently in effect, generally is 15%, plus a resident tax of 7.5% of such amount, or a total of 16.125%, on dividends paid to the Fund by Korean issuers, and generally 12% (plus a resident tax of 7.5% of such amount, or a total of 12.9%) on interest paid to the Fund by Korean issuers. Under the 'United States-Korea income tax treaty, as presently in effect, no withholding tax will be applicable to capital gains realized by the Fund. This tax treatment could change in the event of changes in Korean or United States tax laws or changes, in the terms of, or the Korean Ministry of Finance and Economy's interpretation of, the United States-Korea income tax treaty.

             Notwithstanding the foregoing, the Tax Exemption and Reduction Control Law (the "TERCL") exempts interest on bonds denominated in a non-Korean currency. The residents tax referred to above is therefore eliminated with respect to such investments.

             Under present Korean law, the Korean Inheritance and Gift Tax will not apply to any testate, intestate or inter vivos transfer of shares of the Fund to the extent the deceased or the donee, as the case may be, is not domiciled in Korea; Korean stamp duty will not apply to transfers of Fund shares unless any document for such transfer is executed in Korea, nor to the Fund's portfolio securities transactions; but the Korean Securities Transaction Tax will apply to the sale of securities made through the Korean Stock Exchange by the Fund.

             The foregoing discussion and the related discussion in the prospectus have been prepared by Fund management, and do not purport to be a complete description of all tax implications of an investment in the Fund. Shareholders should conslut with their own tax advisors for more information about Federal, state, local or foreign taxes. Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof..

                                   MANAGEMENT

TRUSTEES

             The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.

Steven J. Paggioli,* 47  President and Trustee

479 West 22nd Street, New York, New York 10011. Executive Vice President, Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC"; mutual fund administration and the Funds' administrator), and Vice President of First Fund Distributors, Inc. ("FFD"; registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 53 Chairman and Trustee

14 Five Roses East, Ancram, NY 12516. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 57 Trustee

One Peabody Lane, Darien, CT 06820. Retired, Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 59 Trustee

2 Crown Cove Lane,  Savannah,  GA 31411.  Private  Investor.  Formerly  Managing
Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 53 Trustee

1191 Valley Rd., Clifton, New Jersey 07103. President, Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting); and Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 40 Treasurer

2025 E. Financial Way, Suite 101, Glendora, California 91741. Senior Vice President, The Wadsworth Group., Senior Vice President of ICAC and Vice President of FFD since 1990.

Robin Berger*, 40 Secretary

479 West 22nd St., New York, New York 10011. Vice President, The Wadsworth Group since June, 1993; formerly Regulatory and Compliance Coordinator, Equitable Capital Management, Inc. (1991-93).

Robert H. Wadsworth*, 58 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group since 1982. President of ICAC and FFD since 1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.

             Set forth below is the total compensation received by the following Trustees from other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $7,500 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $4,500. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the Fund or any other portfolios of the Trust.


             It is estimated that each Fund's portion of allocated trustees' fees and expenses will not exceed $2,000 for the Funds' initial fiscal period.


         Name of Trustee                                  Total Compensation
         ---------------                                  ------------------
         Dorothy A. Berry                                 $22,000
         Wallace L. Cook                                  $17,500
         Carl A. Froebel                                  $17,500
         Rowley W.P. Redington                            $17,500


                                          THE FUND'S INVESTMENT ADVISOR

             As stated in the Prospectus, investment advisory services are provided to the Funds by the Advisor, pursuant to an Investment Advisory Agreement.

             The Investment Advisory Agreement continues in effect after its intial two year term from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of a Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either the Funds or the Advisor upon sixty days' written notice and is automatically terminated in the event of its assignment as defined in the 1940 Act.

             The Advisor has agreed to reduce fees payable to it or reimburse the Funds' operating expenses to the extent necessary to limit each Fund"s ratio of operating expenses to average net assets to no more than 2.80% annually. Any such reduction of fees or payment of expenses may be subject to reimbursement by the Funds provided that they are able to do so and remain in compliance with applicable limitations.

                            THE FUND'S ADMINISTRATOR

             The Funds have entered into an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), a corporation owned in part and controlled by Messrs. Banhazl, Paggioli and Wadsworth. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required notice filings necessary to maintain the Funds' ability to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Funds' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Funds' daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:

             Average net assets                      Fee or Fee rate
             ----------------------                  ------------------

             under $15 million                       $30,000
             $15 million to $50 million              0.20% of average net assets
             $50 million to $100 million             0.15% of average net assets
             $100 million to $150 million            0.10% of average net assets
             Over $150 million                       0.05% of average net assets


                                             THE FUNDS'  DISTRIBUTOR

             First Fund Distributors, Inc. (the 'Distributor"), an affiliate of the Administrator, acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distribution Agreement between the Funds and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days, written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds' portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a 'market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

             Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

             In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the National Association of Securities Dealers, Inc.

             While it is the Funds' general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds, weight may also be given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services were not imputed just to the Funds and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Funds.

             Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or other Funds. In such event, the position of the Funds and such client account(s) or other Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or other Funds seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as is desired, or may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or other Funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or other Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Funds.

             The Funds contemplate purchasing most Korean equity securities through the Korea Stock Exchange or in the over-the-counter markets to the extent the securities available in the over-the-counter markets are consistent with the investment policies of the Funds. There generally is less government supervision and regulation of the Korea Stock Exchange and brokers than in the United States. Security settlements of Korean securities may in some instances be subject to delays and related administrative uncertainties.

             The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Funds, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds' shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Funds, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds' shares.

             Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Funds' Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds' shareholders. At various times, the Funds may be requested to redeem shares for which they have not yet received confirmation of good payment; in this circumstance, the Funds may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Funds.

             The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Funds may make payment partly in securities with a current market value equal to the redemption price. Although the Funds do not anticipate that they will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Funds have elected to be governed by the provisions of Rule 18f-1 under the 1940Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

             The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Funds' portfolio securities at the time of redemption or repurchase.

             As discussed in the Prospectus, the Funds provide a Check-A-Matic Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Check-A-Matic Plan are paid by the Funds. The market value of the Funds' shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

             As noted in the Prospectus, the net asset value and offering price of shares of the Funds will be determined once daily as of 4:00 p.m., New York City time, on each day the New York Stock Exchange (the "NYSE") is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds do not expect to determine the net asset value of their shares on any day when the Exchange is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share.

             In valuing the Funds' assets for calculating net asset value, readily marketable portfolio securities listed on The Korean Stock Exchange, a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

             The net asset value per share of the Funds is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

             Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert its holdings of Korean Won or other currencies into U.S. dollars on a daily basis. The Funds will do so from to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the N spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

             Any assets or liabilities initially expressed in terms of Korean Won or other foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

             Securities trading in Korea or other Asian markets may not take place on all days on which the NYSE is open, or trading may take place on days on which the NYSE is not open and therefore the Funds' net asset value is not calculated. The calculation of the Funds' net asset value, therefore, may not take place contemporaneously with the determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Funds' net asset value unless the Advisor, under the supervision of the Board of Trustees, determines that the particular event would materially affect net asset value. As a result, the Funds' net asset value may be significantly affected by such trading on days when a shareholder has no access to the Funds.

                                             PERFORMANCE INFORMATION

               From time to time,  the Funds may  state  their  total  return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on a Fund's average annual compounded rate of return over the most recent year and the period from the Fund's inception of operations. A Fund may also advertise aggregate and average total return information over different periods of time. A Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                                  P(1+T)n = ERV

Where:   = a hypothetical initial purchase order of $1,000
                         from which the maximum sales load is deducted
               T = average annual total return n = number of years
             ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

             Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

             The Funds' total return may be compared to relevant domestic and foreign indices, including those published by Lipper Analytical Services, Inc. From time to time, evaluations of the Funds' performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

             Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


                                               GENERAL INFORMATION

             Investors in the Funds will be informed of the Funds' progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

             Star Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. Countrywide Fund Services, P.O. Box 5534, Cincinnati, OH 45201-5354 acts as the Fund's transfer and shareholder service agent.

             The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All-such rights are limited to the assets of the Funds. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds are themselves unable to meet their obligations.

             The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                              PROFESSIONALLY MANAGED PORTFOLIOS

                                        FORM N-1A
                                         PART C

Item 24.  Financial Statements and Exhibits.

     (a)  Financial  Statements  for  the  fiscal  year  ended  June 30,  1997:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended June 30, 1997 (Boston Managed Growth Fund, Leonetti Balanced Fund and U.S. Global Leaders Growth Fund Series).

          Financial Statements: Financial Statements for the fiscal year ended March 31, 1997: Incorporated by reference from the annual reports to shareholders for the fiscal year ended March 31, 1997) (Avondale Total Return, Harris Bretall Sullivan & Smith Growth Equity, Hodges, Osterweis, Perkins Opportunity and Women's Equity Mutual Fund Series).

          Financial  Statements  for  the  fiscal  year  ended  April  30, 1997:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended April 30, 1997 (Pzena Focused Value Fund and Titan Financial Services Fund series).

          Financial  Statements  for the  fiscal  year ended  August  31,  1997:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended August 31, 1997 (Academy Value, Lighthouse Contrarian and Trent Equity Fund Series).

          Financial Statements for the fiscal year ended December 31, 1996; Incorporated by Reference from the annual reports to shareholders for the fiscal year ended December 31, 1996 (Matrix Growth Fund Series, Matrix Emerging Growth Fund Series)


         (b)  Exhibits:


                  (1)  Agreement and Declaration of Trust--1
                  (2)  By-Laws--1
                  (3)  Voting Trust Agreement -- Not applicable
                  (4)  Specimen Share Certificate-2
                  (5)  Form of Investment Advisory Agreement
                  (6)  Form of Distribution Agreement
                  (7)  Benefit Plan -- Not applicable
                  (8)  Form of Custodian and Transfer Agent
                       Agreements
                  (9)  Form of Administration Agreement
                  (10) Consent and Opinion of Counsel as to legality of
                       shares
                  (11)  Consent of Accountants--Not applicable
                  (12) All Financial Statements omitted from Item 23 -- Not applicable
                  (13) Letter of Understanding relating to initial capital--2
                  (14)  Model Retirement Plan Documents - Not applicable
                  (15)  Form of Plan pursuant to Rule 12b-1
                  (16)  Schedule for Computation of Performance
                        Quotations--3


1 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.

2  Incorporated  by  reference  from  Pre-Effective   Amendment  No.  1  to  the
Registration Statement on Form N-1A, filed on April 13, 1987.

3  Incorporated  by  reference  to   Post-Effective   Amendment  No.  7  to  the
Registration Statement on Form N-1A filed on June 17, 1992.



Item 25. Persons Controlled by or under Common Control with Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 26. Number of Holders of Securities.


                                                  Number of Record
                                                  Holders as of
               Title of Class                     February 4, 1998

Shares of Beneficial Interest, no par value:

          Academy Value Fund                         189
          Avondale Total Return Fund                 147
          Boston Balalced Fund                       212
          Hodges Fund                               1333
          Osterweis Fund                             127
          Perkins Opportunity Fund                 6,781
          ProConscience Womens Equity Fund           506
          Trent Equity Fund                          123
          Matrix Growth Fund                         392
          Matrix Emerging Growth Fund                 71
          Leonetti Balanced Fund                     329
          Lighthouse Contrarian Fund                 404
          U.S.Global Leaders Growth Fund             337
          Harris, Bretall, Sullivan & Smith
           Growth Equity Fund                         77
          Pzena Focused Value Fund                   183
          Titan Financial Services Fund              792


Item 27.  Indemnification

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

         In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         With respect to Investment Advisors, the response to this item is incorporated by reference to their Form ADVs as amended:

      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168
      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369
      Pzena Investment Management LLC    File No. 801-50838
      Titan Investment Advisers, LLC     File No. 801-51306
      Pacific Gemini Partners LLC        File No. 801-50007

    With respect to United States Trust Company of Boston,  the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management")of Post-Effective Amendment No. 20 to the Registration Statement.

Item 29.  Principal Underwriters.

         (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

            Advisors Series Trust
            Guinness Flight Investment Funds
            Fremont Mutual Funds, Inc.
            Fleming Capital Mutual Fund Group, Inc.
            The Purisima Funds
            Jurika & Voyles Fund Group
            Kayne Anderson Mutual Funds
            Masters' Select Investment Trust
            O'Shaughnessy Funds, Inc.
            PIC Investment Trust
            Rainier Investment Management Mutual Funds
            RNC Mutual Fund Group, Inc.
            UBS Private Investor Funds

     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

         (b)  The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth                         President & Treasurer
         Eric Banhazl                                Vice President
         Steven J. Paggioli                          Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Banhazl serves as Treasurer of the Registrant.

         c.   Incorporated   by  reference  from  the  Statement  of  Additional
Information filed herewith as Part B.


Item 30.  Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2025 E. Financial Way, Ste. 101, Glendora, CA 91741.

Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 32.  Undertakings


         (a)      File  a  post-effective   amendment  for  the  PGP Korea
                  Growth Fund and PGP Asia Growth Fund series, using financial statements which may not be certified, within four to six months of the effective date of this Registration Statement as such requirement is interpreted by the staff of the Commission; and


         (b) Furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.


         (c) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                           SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on February 4, 1998.


                              PROFESSIONALLY MANAGED PORTFOLIOS

                                  By  /S/ Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/S/ Steven J. Paggioli            Trustee       February 4, 1998
Steven J. Paggioli

/S/ Eric M. Banhazl               Principal     February 4, 1998
Eric M. Banhazl                   Financial
                                  Officer

Dorothy A. Berry                  Trustee       February 4, 1998
*Dorothy A. Berry

Wallace L. Cook                   Trustee       February 4, 1998
*Wallace L. Cook

Carl A. Froebel                   Trustee       February 4, 1998
*Carl A. Froebel

Rowley W. P. Redington            Trustee       February 4, 1998
*Rowley W. P. Redington


* By /S/ Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995